Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Information
Schedule of Geographical Areas

	Three months ended March 31,
	2020	2019
United States	$90,810	$67,170
Other	(2,268)	922
Total revenue	$88,542	$68,092

	Years ended December 31,
	2019	2018	2017
United States	$318,144	$219,415	$187,261
Other	5,266	6,862	4,583
Total revenue	$323,410	$226,277	$191,844